Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 21,127,163		¥ 14,607,774
China, Yuan Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	13,597,107	$ 13,597,107	13,230,745	$ 13,230,745
United States of America, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	7,236,909	1,021,773	1,355,226	194,588
Hong Kong, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	3,823	$ 4,218	8,268	$ 9,256
Other Currency [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 289,324		¥ 13,535